Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2018	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Research and Development Expense			$ 11,795,376	$ 23,285,279	$ 17,306,001
Depreciation			$ 35,473	$ 39,351	$ 36,898
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			19.00%	19.25%	20.00%
Limitation Percentage Of Deduction For Net Operating Losses				80.00%
Scenario, Plan [Member]
Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 3,794,094	$ 577,671
Patents [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			22 years
Amortization of Intangible Assets			$ 375	$ 3,049	$ 3,046